Differences in Quoted Prices of Gold and Foreign Currency - Summary of Difference in Quoted Prices of Gold and Foreign Currency (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Difference in quoted prices of gold and foreign currency [line items]
Income from foreign currency exchange	$ 51,479,712	$ 17,434,163	$ 8,407,039
Translation of foreign currency assets and liabilities into pesos	(26,382,089)	197,275,672	2,278,210,942
Total	$ 25,097,623	$ 214,709,835	$ 2,286,617,981